Shareholders' equity - Earnings per share (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2025 € / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 € / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 € / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	$ 1.18	€ 1.03	$ 1.69	€ 1.61	$ 1.61	€ 1.51	$ 2.88	$ 4.04
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ 1.17	€ 1.01	$ 1.68	€ 1.6	$ 1.6	€ 1.51	$ 2.85	$ 4.02